Right-of-Use Asset and Lease Liabilities - Supplemental Cash Flow And Other Information (Details) - HZO, Inc. and Subsidiaries	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Right-of-Use Asset and Lease Liabilities
Operating lease, weighted average remaining lease term (in years)	3 years 1 month 6 days	3 years 7 months 6 days	4 years	4 years 4 months 24 days
Finance lease, weighted average remaining lease term (in years)	2 years 3 months 18 days	2 years 8 months 12 days	3 years 2 months 12 days	3 years 7 months 6 days
Operating lease, weighted average discount rate	8.40%	8.30%	8.10%	8.00%
Finance lease, weighted average discount rate	8.50%	8.90%	8.90%	8.90%